Leases - Additional Information (Detail) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($) AIRCRAFT	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Number of leased aircraft under finance lease | AIRCRAFT					2
Finance lease obligations					$ 4,700
Operating lease, right-of-use assets	$ 7,255		$ 7,255		7,231	$ 9,709
Operating lease current liabilities	1,693		1,693		1,681	3,510
Operating lease noncurrent liabilities	6,872		6,872		6,863	8,077
Financing lease current					$ 1,800
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]					Current portion of long-term debt and finance leases
Number of leased aircraft | AIRCRAFT					32
Financing lease noncurrent liabilities					$ 2,900
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]					Long-term debt and finance leases, excluding current portion
Operating lease payments in operating cash flows			2,109	$ 3,738	$ 4,585	9,476	$ 36,262
Aggregate rental expense under all operating aircraft, equipment and facility lease					13,900	12,200	$ 43,400
Financing lease payments in operating cash flows					2,000	1,200
Financing lease payments in financing cash flows					65,300	15,100
Aggregate rental expense under all operating aircraft, equipment and facility leases	$ 1,900	$ 4,502	$ 8,009	$ 17,068	$ 22,547	$ 30,114
Weighted average remaining lease term Operating leases	5 years 9 months 18 days		5 years 9 months 18 days		6 years 6 months
Weighted average discount rate Operating leases	5.40%		5.40%		6.00%